Provisions, income tax liabilities and other liabilities - Timing of Future Termination Benefit Payments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 1,318	€ 968	€ 1,039
Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	616	517	374
From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	560	362	448
From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	133	86	215
More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	9	3	2
France
Disclosure of defined benefit plans [line items]
Employee termination benefits	862	611	804
France | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	312	215	185
France | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	416	315	412
France | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	126	79	207
France | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	8	2	0
Other
Disclosure of defined benefit plans [line items]
Employee termination benefits	456	357	235
Other | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	304	302	189
Other | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	144	47	36
Other | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	7	7	8
Other | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 1	€ 1	€ 2